Investment Strategy - Defiance 2X Daily Short Pure Quantum Computing Index ETF	Feb. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the performance of the Index by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Index for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund seeks to gain leveraged inverse (-200%) exposure to the daily performance of the Index primarily through swap agreements or listed options strategies (described below).

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2X) the daily performance of the Index, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Index

The Index is designed to track the performance of New York Stock Echange (“NYSE”) and Nasdaq Stock Market LLC (“Nasdaq”) listed U.S. or non-U.S. companies (including those traded on the NYSE or Nasdaq via depositary receipts (e.g., American Depositary Receipts (“ADRs”)) that can be characterized as “pure play” quantum companies signifying their commitment of substantial resources and capital to and focus on quantum computing activities and their pivotal roles in the quantum computing ecosystem (as described below). The Index is constructed and maintained by BITA GmbH., a provider of public indices utilized by institutional investment managers worldwide.

The term “quantum computing” refers to a type of computing that uses the principles of physics involving subatomic particles to process information faster and in more flexible ways than traditional computers. In traditional computing, a bit is limited to storing only a zero or a one, while a subatomic particle can store and process an infinite number of values at the same time, allowing it to solve large and complex problems much faster. By taking advantage of quantum properties like superposition (the ability of a quantum system to exist in multiple states at once) and entanglement (a connection between particles where the state of one instantly influences the state of another, even at a distance), quantum computers may lead to progress in a wide range of fields, including data security, scientific research, advanced manufacturing, and next-generation technologies.

To be eligible for inclusion in the Index’s “initial universe” of constituents, companies must fall within the following categories or “themes” within the quantum computing ecosystem:

●	Quantum Computer Development: Companies involved in designing, building, and advancing quantum computing systems. This includes various quantum computing architectures, such as superconducting qubits, trapped ions, photonic quantum processors, and emerging hybrid models that integrate quantum and classical computing. Firms in this category focus on improving qubit coherence, error correction, and scalability to bring quantum computing closer to practical applications. Qubits, short form quantum bits, represent the fundamental atomic-sized units of information processed in quantum computing;

●	Quantum Computer Components Development: Companies specializing in the critical hardware and infrastructure necessary for quantum computing systems. This involves cryogenic control systems, quantum sensors, vacuum chambers, quantum networks, and quantum integrated circuits. These components enable stable qubit operation, precise control, and efficient quantum information processing, forming the foundation of a functional quantum computing ecosystem;

●	Quantum Computing Software Applications: Companies developing software, algorithms, and platforms that enable the utilization of quantum computing for real-world applications. This includes providers of cloud-based platforms and high-performance computing (HPC) integration that offer quantum-as-a-service, quantum-based cybersecurity, artificial intelligence, optimization, data analytics, and cloud-based quantum computing services. Companies in this category work on quantum programming languages, simulation tools, and hybrid software solutions that bridge quantum and classical computing frameworks; and

●	Quantum Innovation & Strategic Enablers: Companies in this category are conglomerates or diversified technology firms that maintain dedicated quantum innovation labs or have engaged in significant strategic partnerships towards the advancement of quantum technologies.

From this initial universe of eligible companies, the Index will include only those companies:

i.	That derive at least 50% of their total revenue from at least one of the above-described categories or themes within the quantum computing ecosystem, or demonstrate meaningful involvement in any such themes based on revenue exposure, publicly-disclosed investments, research and development activity, strategic partnerships, government contracts or other publicly-available indicators of thematic relevance to quantum computing;

ii.	With a minimum market capitalization of at least $250 million;

iii.	With a free-float percentage (i.e., the proportion of total shares outstanding that are traded publicly) of at least 10%;

iv.	With securities having a 3-month average daily traded value (ADTV) above $1 million; and

v.	With ordinary shares or ADRs listed on the NYSE or Nasdaq.

The Index currently includes the following 6 constituents: D-Wave Quantum Inc. (NYSE: QBTS); Quantum Computing Inc. (Nasdaq: QUBT); IonQ Inc. (NYSE: IONQ); SEALSQ Corp. (Nasdaq: LAES); Rigetti Computing, Inc. (Nasdaq: RGTI); and Arqit Quantum Inc. (Nasdaq: ARQQ). The number of Index constituents is expected to increase in the future with a range generally between 6 and 10 over time, although there is no limit or cap on the number of constituents. Index constituents are weighted equally and the Index is reconstituted and rebalanced quarterly. The Index was launched in 2026 with a base date (i.e., the starting point for measuring an index’s performance) of December 23, 2024. The Index is published daily under the ticker symbol BUSQCS.

The Index is based on a proprietary rules-based methodology created by BITA through which it constructs the Index universe and determines the Index constituents using the methodology’s rules-based approach. Current information regarding Index constituents is publicly available from BITA on its website at https://www.bitadata.com/index. None of the Trust, the Adviser or the Fund’s Sponsor are affiliated with BITA. The Adviser contracts with BITA under license to receive index data for the Index and for other BITA indexes.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on one or more constituent securities of the Index. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) (e.g., the return on or change in value of a particular dollar amount representing the constituent security or securities of the Index). At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged inverse exposure of approximately -200% of the performance of the Index.

The Fund may also utilize listed options to seek to achieve two times the inverse daily performance (-200%) to the Index. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of constituent securities of the Index, offering immediate intrinsic value). A “strike price” is the predetermined price at which the holder of an option can buy (call) or sell (put) the underlying constituent security. Additionally, the Fund may use other option strategies to produce similar exposure to the constituent securities of the Index, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times the inverse daily performance (-2X) of the Index, and may return substantially less during such periods.

Each trading day, the Fund’s current portfolio holdings will be published on the Fund’s website at www.defianceetfs.com.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Index; b) the performance of the Index; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, invested in financial instruments with economic characteristics that should provide 2 times the inverse (-2X) exposure to the Index’s daily performance.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the quantum computing industry or group of industries.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index’s performance is flat over time, and as a result of daily rebalancing, the Index volatility and the effects of compounding, the Fund may lose money over time while the Index’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, invested in financial instruments with economic characteristics that should provide 2 times the inverse (-2X) exposure to the Index’s daily performance.